Note 8 - Additional Cash Flow Disclosures	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
8.
Additional cash flow disclosures

Net change in non-cash operating working capital is summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Prepaid expenses and other assets	$134	$123	$(63)	$385
Accrued payables and accrued liabilities	(33)	319	605	10
Net (used) provided	$101	$442	$542	$395